SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) segment
Summary of significant accounting policies [Line Items]
Number of reportable segments | segment	2
Spinnova Plc. (Direct) (“Spinnova”) | Foreign market
Summary of significant accounting policies [Line Items]
Investments Accounted for Using Equity Method, Excluding Goodwill | R$	R$ 54,393
Proportion of ownership interest in associate	18.76%
Biological assets for production
Summary of significant accounting policies [Line Items]
Age of biological assets in formation accounted for at the formation cost	2 years